Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Effect of different income tax rates in other jurisdictions	(110.40%)	(80.40%)	(1.90%)
Effect of non-includable items	0.00%	0.00%	4.00%
Effect of preferential tax rates	(9.80%)	13.40%	(0.10%)
Effect of non-deductible expenses	(4.40%)	(1.60%)	0.20%
Effect of changes in valuation allowance	0.00%	3.40%	(0.50%)
Effect of income tax expense adjustment for prior years	45.70%	0.00%	0.00%
Effect of net operating losses true-up due to adjustment for intra-group service fee	(223.30%)	0.00%	0.00%
Effect of true-up on net operating losses	(11.60%)	22.20%	(15.10%)
Effective tax rate	(297.30%)	(26.50%)	3.10%